Policyholder liabilities and unallocated surplus - Products and determining contract liabilities (Details) - US insurance operations - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Variable annuities
Liabilities
Percentage of policy and contract liabilities	80.00%	78.00%
Percentage of variable annuity funds	5.00%	4.00%
Average guaranteed rate	1.70%	2.20%
Mean investment return	7.15%	7.40%
Fixed interest rate and fixed index annuities
Liabilities
Percentage of policy and contract liabilities	10.00%	11.00%
Group pay-out annuities
Liabilities
Percentage of policy and contract liabilities	2.00%	2.00%
Life insurance contracts
Liabilities
Percentage of policy and contract liabilities	6.00%	7.00%
Average guaranteed rate	4.70%	4.70%
Account value	$ 7.6	$ 7.9
Institutional products
Liabilities
Percentage of policy and contract liabilities	1.00%	1.00%
Minimum notice period for funding agreement termination by the policyholder	90 days	90 days
Institutional products | Minimum
Liabilities
Number of years funding agreements	1 year
Institutional products | Maximum
Liabilities
Number of years funding agreements	30 years